T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.3%
Asset Backed Other 0.1%
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 955 943
943
Coll Debt Obligation 0.2%
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 1.221%, 10/17/29 (1) 4,143 4,139
4,139
Total Asset-Backed Securities
(Cost $5,098) 5,082
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.2%
Whole Loans Backed 1.2%
Bayview MSR Opportunity Master Fund Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 1,927 1,898
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 3,415 3,354
Connecticut Avenue Securities
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 1.049%, 12/25/41 (1) 2,403 2,382
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 4,147 4,080
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 2,065 2,040
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 1.049%, 1/25/42 (1) 1,645 1,630
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 1.349%, 2/25/42 (1) 3,475 3,474
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 913 891
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $19,997) 19,749

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.7%
U.S. Government Obligations 1.7%
Government National Mortgage Assn.
2.50%, 1/20/52  20,385 20,400
3.00%, 10/20/51  5,536 5,638
3.50%, 2/20/52  2,840 2,939
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $29,030) 28,977
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 96.5%
U.S. Treasury Obligations 96.5%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  12,199 12,665
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  147,769 157,074
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  131,513 139,836
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (2) 37,114 39,434
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  26,986 28,837
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  2,880 3,073
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  96,390 103,484
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  59,498 63,933
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  24,904 27,301
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  116,403 124,042
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  167,422 176,944
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  176 190
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  165,295 179,396
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  151,003 160,559
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  136,236 142,941
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  110,258 117,149
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  111,245 120,840
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $1,591,212) 1,597,698

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.12% (3)(4) 4,455 4,455
Total Short-Term Investments
(Cost $4,455) 4,455
Total Investments in Securities 100.0%
(Cost $1,649,792) $ 1,655,961
Other Assets Less Liabilities 0.0% 32
Net Assets 100.0% $ 1,655,993
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$24,831 and represents 1.5% of net assets.
(2) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
NZD New Zealand Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 USD 1,633 NZD 2,495 $ (54)
Citibank 4/22/22 AUD 5,730 USD 4,117 48
Goldman Sachs 4/22/22 CAD 5,215 USD 4,108 7
Goldman Sachs 4/22/22 USD 4,093 CAD 5,175 9
Goldman Sachs 4/22/22 USD 4,08 4 CAD 5,215 (31)
HSBC Bank 4/22/22 CAD 5,175 USD 4,141 (57)
HSBC Bank 4/22/22 NZD 6,185 USD 4,130 51
HSBC Bank 4/22/22 NZD 6,110 USD 4,148 (17)
HSBC Bank 4/22/22 USD 6,506 NZD 9,800 (120)
UBS Investment Bank 4/22/22 USD 4,048 AUD 5,730 (117)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (281)

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 678 U.S. Treasury Notes five year contracts 6/22 80,195 $ 343
Long, 333 U.S. Treasury Notes ten year contracts 6/22 42,436 209
Short, 1,780 U.S. Treasury Notes two year contracts 6/22 (383,103) (654)
Long, 342 Ultra U.S. Treasury Notes ten year
contracts 6/22 48,334 425
Net payments (receipts) of variation margin to date 679
Variation margin receivable (payable) on open futures contracts $ 1,002

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 52,069  ¤  ¤ $ 4,455^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,455.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Limited Duration TIPS Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,651,506 $ — $ 1,651,506
Short-Term Investments 4,455 — — 4,455
Total Securities 4,455 1,651,506 — 1,655,961
Forward Currency Exchange
Contracts — 115 — 115
Futures Contracts* 977 — — 977
Total $ 5,432 $ 1,651,621 $ — $ 1,657,053
Liabilities
Forward Currency Exchange
Contracts $ — $ 396 $ — $ 396
Futures Contracts* 654 — — 654
Total $ 654 $ 396 $ — $ 1,050
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Limited Duration TIPS Index Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F1367-054Q3 02/22